Schedule of Investments (unaudited)	iShares® MSCI Emerging Markets Asia ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 39.4%
360 DigiTech Inc.	11,092	$174,477
360 Security Technology Inc., Class A(a)	86,499	106,964
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	24,700	79,777
3SBio Inc.(a)(b)	183,000	135,958
AAC Technologies Holdings Inc.(c)	96,500	209,886
Advanced Micro-Fabrication Equipment Inc., Class A(a)	4,600	79,548
AECC Aero-Engine Control Co. Ltd., Class A	9,900	40,993
AECC Aviation Power Co. Ltd., Class A	22,200	131,136
Agricultural Bank of China Ltd., Class A	585,600	265,688
Agricultural Bank of China Ltd., Class H	3,489,000	1,328,608
Aier Eye Hospital Group Co. Ltd., Class A	44,252	245,406
Air China Ltd., Class A(a)	49,800	72,262
Air China Ltd., Class H(a)(c)	106,000	77,332
Alibaba Group Holding Ltd.(a)	1,898,120	22,796,852
Alibaba Health Information Technology Ltd.(a)	524,000	266,910
A-Living Smart City Services Co. Ltd., Class A(b)	72,000	114,788
Aluminum Corp. of China Ltd., Class A(a)	118,800	91,032
Aluminum Corp. of China Ltd., Class H(a)	504,000	224,708
Amlogic Shanghai Co. Ltd.(a)	3,061	49,399
Anhui Conch Cement Co. Ltd., Class A	30,000	165,165
Anhui Conch Cement Co. Ltd., Class H	149,500	757,227
Anhui Gujing Distillery Co. Ltd., Class A	3,000	102,460
Anhui Gujing Distillery Co. Ltd., Class B	19,525	286,194
ANTA Sports Products Ltd.	141,400	1,603,416
Apeloa Pharmaceutical Co. Ltd., Class A	9,600	29,826
Asymchem Laboratories Tianjin Co. Ltd., Class A	2,300	89,967
Autohome Inc., ADR	9,510	345,593
AVIC Electromechanical Systems Co. Ltd., Class A	38,400	66,232
AVIC Industry-Finance Holdings Co. Ltd., Class A	66,500	33,433
AviChina Industry & Technology Co. Ltd., Class H	333,000	191,695
Baidu Inc., ADR(a)	35,174	4,936,671
Bank of Beijing Co. Ltd., Class A	157,400	104,218
Bank of Chengdu Co. Ltd., Class A	27,100	62,019
Bank of China Ltd., Class A	263,100	125,695
Bank of China Ltd., Class H	9,888,000	3,952,938
Bank of Communications Co. Ltd., Class A	294,000	216,083
Bank of Communications Co. Ltd., Class H	1,056,000	719,206
Bank of Hangzhou Co. Ltd., Class A	44,400	90,488
Bank of Jiangsu Co. Ltd., Class A	159,258	153,013
Bank of Nanjing Co. Ltd., Class A	75,000	121,322
Bank of Ningbo Co. Ltd., Class A	57,600	282,020
Bank of Shanghai Co. Ltd., Class A	106,470	102,176
Baoshan Iron & Steel Co. Ltd., Class A	181,200	173,136
BBMG Corp., Class A	62,500	26,265
BeiGene Ltd., ADR(a)	5,761	790,524
Beijing Capital International Airport Co. Ltd., Class H(a)	260,000	152,322
Beijing Dabeinong Technology Group Co. Ltd., Class A(a)	50,000	58,350
Beijing Enlight Media Co. Ltd., Class A	49,300	57,183
Beijing Enterprises Holdings Ltd.	67,000	234,559
Beijing Enterprises Water Group Ltd.	518,000	171,614
Beijing Kingsoft Office Software Inc., Class A	3,400	104,361
Beijing New Building Materials PLC, Class A	12,600	54,549
Beijing Shiji Information Technology Co. Ltd., Class A	11,382	34,896
Beijing Sinnet Technology Co. Ltd., Class A	27,300	39,867
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	4,400	83,966
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	306,521	223,253
Security	Shares	Value

China (continued)
Betta Pharmaceuticals Co. Ltd., Class A	5,300	$37,131
Bilibili Inc., ADR(a)(c)	20,647	461,460
Bloomage Biotechnology Corp. Ltd.	2,388	52,650
BOE Technology Group Co. Ltd., Class A	325,100	184,158
Bosideng International Holdings Ltd.	452,000	240,536
BYD Co. Ltd., Class A	14,100	622,733
BYD Co. Ltd., Class H	102,000	3,625,215
BYD Electronic International Co. Ltd.	90,000	199,742
Caitong Securities Co. Ltd., Class A	78,180	84,098
CanSino Biologics Inc., Class H(a)(b)(c)	11,000	110,781
CGN Power Co. Ltd., Class H(b)	1,344,000	352,556
Changchun High & New Technology Industry Group Inc., Class A	3,400	84,344
Changjiang Securities Co. Ltd., Class A	41,400	35,199
Chaozhou Three-Circle Group Co. Ltd., Class A	23,299	103,085
Chengxin Lithium Group Co. Ltd., Class A	6,400	47,112
China Cinda Asset Management Co. Ltd., Class H	927,000	157,106
China CITIC Bank Corp. Ltd., Class H	1,009,000	488,379
China Coal Energy Co. Ltd., Class H	272,000	248,912
China Communications Services Corp. Ltd., Class H	316,000	147,979
China Conch Venture Holdings Ltd.	219,500	570,983
China Construction Bank Corp., Class A	114,400	102,422
China Construction Bank Corp., Class H	11,862,000	8,793,488
China CSSC Holdings Ltd., Class A	33,300	92,884
China Eastern Airlines Corp. Ltd., Class A(a)	133,172	95,936
China Energy Engineering Corp. Ltd.(a)	241,500	84,293
China Everbright Bank Co. Ltd., Class A	309,800	144,658
China Everbright Bank Co. Ltd., Class H	273,000	89,662
China Everbright Environment Group Ltd.	400,481	240,755
China Evergrande Group(d)	518,000	95,714
China Feihe Ltd.(b)	462,000	466,287
China Galaxy Securities Co. Ltd., Class H	454,500	250,556
China Gas Holdings Ltd.	382,000	569,159
China Great Wall Securities Co. Ltd., Class A	39,100	50,785
China Hongqiao Group Ltd.	304,000	376,784
China International Capital Corp. Ltd., Class A	8,700	50,176
China International Capital Corp. Ltd., Class H(b)	178,800	340,452
China Jinmao Holdings Group Ltd.	760,000	205,373
China Jushi Co. Ltd., Class A	29,800	72,943
China Lesso Group Holdings Ltd.	170,000	218,278
China Life Insurance Co. Ltd., Class A	20,800	77,262
China Life Insurance Co. Ltd., Class H	885,000	1,357,717
China Literature Ltd.(a)(b)	52,200	229,160
China Longyuan Power Group Corp. Ltd., Class H	444,000	945,460
China Medical System Holdings Ltd.	193,000	285,190
China Meidong Auto Holdings Ltd.	76,000	272,704
China Mengniu Dairy Co. Ltd.	395,000	2,022,399
China Merchants Bank Co. Ltd., Class A	163,200	966,776
China Merchants Bank Co. Ltd., Class H	498,331	3,151,932
China Merchants Port Holdings Co. Ltd.	198,000	375,716
China Merchants Securities Co. Ltd., Class A	66,870	128,937
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	75,175	140,430
China Minsheng Banking Corp. Ltd., Class A	336,400	191,970
China Minsheng Banking Corp. Ltd., Class H	686,660	265,944
China Molybdenum Co. Ltd., Class A	175,900	125,030
China Molybdenum Co. Ltd., Class H	417,000	204,041
China National Building Material Co. Ltd., Class H	484,000	610,505
China National Chemical Engineering Co. Ltd., Class A	69,500	97,806
China National Nuclear Power Co. Ltd., Class A	151,500	164,439

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	31,500	$163,783
China Oilfield Services Ltd., Class H	250,000	294,358
China Overseas Land & Investment Ltd.	485,500	1,408,870
China Overseas Property Holdings Ltd.	165,000	191,851
China Pacific Insurance Group Co. Ltd., Class A	60,000	190,459
China Pacific Insurance Group Co. Ltd., Class H	311,800	727,418
China Petroleum & Chemical Corp., Class A	267,400	177,528
China Petroleum & Chemical Corp., Class H	3,008,600	1,441,007
China Power International Development Ltd.	687,000	348,732
China Railway Group Ltd., Class A	202,396	198,980
China Railway Group Ltd., Class H	439,000	303,418
China Renewable Energy Investment Ltd.(d)	2,513	—
China Resources Beer Holdings Co. Ltd.	194,000	1,209,138
China Resources Cement Holdings Ltd.	314,000	248,203
China Resources Gas Group Ltd.	124,000	518,806
China Resources Land Ltd.	413,777	1,841,604
China Resources Microelectronics Ltd.	8,191	64,885
China Resources Mixc Lifestyle Services Ltd.(b)	73,400	361,758
China Resources Power Holdings Co. Ltd.	258,000	530,580
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	7,290	47,919
China Ruyi Holdings Ltd.(a)(c)	776,000	221,641
China Shenhua Energy Co. Ltd., Class A	49,400	250,855
China Shenhua Energy Co. Ltd., Class H	415,500	1,387,613
China Southern Airlines Co. Ltd., Class A(a)	132,800	129,000
China Southern Airlines Co. Ltd., Class H(a)	194,000	107,059
China State Construction Engineering Corp. Ltd., Class A	346,740	285,953
China State Construction International Holdings Ltd.	284,000	333,783
China Suntien Green Energy Corp. Ltd., Class H	253,000	147,411
China Taiping Insurance Holdings Co. Ltd.	150,700	173,058
China Three Gorges Renewables Group Co. Ltd., Class A	240,000	222,739
China Tourism Group Duty Free Corp. Ltd., Class A	15,500	407,800
China Tower Corp. Ltd., Class H(b)	5,548,000	650,055
China Traditional Chinese Medicine Holdings Co. Ltd.	394,000	207,991
China United Network Communications Ltd., Class A	286,700	149,277
China Vanke Co. Ltd., Class A	89,500	238,472
China Vanke Co. Ltd., Class H	176,900	390,873
China Yangtze Power Co. Ltd., Class A	180,000	646,702
China Zhenhua Group Science & Technology Co. Ltd., Class A	3,900	69,698
China Zheshang Bank Co. Ltd., Class A	124,500	60,613
Chinasoft International Ltd.	342,000	314,299
Chongqing Brewery Co. Ltd., Class A(a)	5,199	100,892
Chongqing Changan Automobile Co. Ltd., Class A	56,240	117,251
Chongqing Zhifei Biological Products Co. Ltd., Class A	13,800	180,388
CIFI Ever Sunshine Services Group Ltd.	100,000	115,866
CIFI Holdings Group Co. Ltd.	506,900	219,855
CITIC Ltd.	742,000	832,158
CITIC Securities Co. Ltd., Class A	96,090	284,127
CITIC Securities Co. Ltd., Class H	240,725	521,013
Contemporary Amperex Technology Co. Ltd., Class A	19,200	1,169,012
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	115,850	264,903
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	382,950	677,596
COSCO SHIPPING Ports Ltd.	260,000	196,049
Country Garden Holdings Co. Ltd.	973,828	608,895
Country Garden Services Holdings Co. Ltd.	245,000	968,785
CRRC Corp. Ltd., Class A	221,100	167,422
CRRC Corp. Ltd., Class H	485,000	194,545
CSC Financial Co. Ltd., Class A	37,000	124,054
Security	Shares	Value

China (continued)
CSPC Pharmaceutical Group Ltd.	1,153,200	$1,232,165
Dali Foods Group Co. Ltd.(b)	338,000	170,227
Daqin Railway Co. Ltd., Class A	110,700	111,272
Daqo New Energy Corp., ADR(a)	7,180	351,102
DHC Software Co. Ltd., Class A	68,400	60,498
Dong-E-E-Jiao Co. Ltd., Class A	9,900	47,052
Dongfang Electric Corp. Ltd., Class A	35,500	73,948
Dongfeng Motor Group Co. Ltd., Class H	354,000	278,013
Dongxing Securities Co. Ltd., Class A	64,600	79,003
Dongyue Group Ltd.	197,000	249,982
East Money Information Co. Ltd., Class A	104,115	351,814
ENN Energy Holdings Ltd.	93,800	1,435,143
Eve Energy Co. Ltd., Class A	16,200	194,285
Everbright Securities Co. Ltd., Class A	36,500	63,073
Fangda Carbon New Material Co. Ltd., Class A	46,540	49,046
Far East Horizon Ltd.	200,000	177,176
First Capital Securities Co. Ltd., Class A	61,200	51,359
Flat Glass Group Co. Ltd., Class A	12,600	82,918
Flat Glass Group Co. Ltd., Class H	71,000	295,135
Focus Media Information Technology Co. Ltd., Class A	148,600	142,421
Foshan Haitian Flavouring & Food Co. Ltd., Class A	30,774	352,112
Fosun International Ltd.	277,500	281,370
Founder Securities Co. Ltd., Class A	61,634	57,735
Foxconn Industrial Internet Co. Ltd., Class A	95,300	134,107
Fuyao Glass Industry Group Co. Ltd., Class A	18,400	110,152
Fuyao Glass Industry Group Co. Ltd., Class H(b)	80,800	390,812
Ganfeng Lithium Co. Ltd., Class A	10,400	184,692
Ganfeng Lithium Co. Ltd., Class H(b)	33,400	428,106
G-Bits Network Technology Xiamen Co. Ltd., Class A	1,000	48,346
GD Power Development Co. Ltd., Class A	132,800	71,617
GDS Holdings Ltd., ADR(a)	12,096	338,567
Geely Automobile Holdings Ltd.	766,000	1,462,039
GEM Co. Ltd., Class A	69,500	76,422
Gemdale Corp., Class A	47,600	84,557
Genscript Biotech Corp.(a)	154,000	455,709
GF Securities Co. Ltd., Class A	62,600	159,887
GF Securities Co. Ltd., Class H	103,800	137,115
Giant Network Group Co. Ltd., Class A	41,000	53,831
Gigadevice Semiconductor Beijing Inc., Class A	5,000	107,587
Ginlong Technologies Co. Ltd., Class A	1,800	45,570
GoerTek Inc., Class A	31,900	193,826
Gotion High-tech Co. Ltd., Class A(a)	12,500	68,804
Great Wall Motor Co. Ltd., Class A	16,800	83,553
Great Wall Motor Co. Ltd., Class H	387,500	696,469
Gree Electric Appliances Inc. of Zhuhai, Class A	28,800	138,382
Greenland Holdings Corp. Ltd., Class A	83,160	47,712
Greentown China Holdings Ltd.	112,500	194,779
Greentown Service Group Co. Ltd.	200,000	201,167
Guangdong Haid Group Co. Ltd., Class A	12,400	110,985
Guangdong Investment Ltd.	392,000	494,268
Guanghui Energy Co. Ltd., Class A(a)	79,500	125,642
Guangzhou Automobile Group Co. Ltd., Class A	36,600	82,131
Guangzhou Automobile Group Co. Ltd., Class H	392,800	371,494
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	10,500	48,661
Guangzhou Haige Communications Group Inc. Co., Class A	17,300	24,249
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	5,000	52,528
Guangzhou Tinci Materials Technology Co. Ltd., Class A	18,600	105,506

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Guosen Securities Co. Ltd., Class A	48,000	$65,492
Guotai Junan Securities Co. Ltd., Class A	56,300	121,875
Guoyuan Securities Co. Ltd., Class A	76,640	66,106
Haidilao International Holding Ltd.(b)(c)	139,000	275,704
Haier Smart Home Co. Ltd., Class A	47,300	179,442
Haier Smart Home Co. Ltd., Class H	296,800	1,055,223
Haitian International Holdings Ltd.	98,000	251,385
Haitong Securities Co. Ltd., Class A	106,400	145,207
Haitong Securities Co. Ltd., Class H	307,200	217,565
Hangzhou First Applied Material Co. Ltd., Class A	13,160	155,458
Hangzhou Robam Appliances Co. Ltd., Class A	7,100	32,420
Hangzhou Silan Microelectronics Co. Ltd., Class A	14,300	96,086
Hangzhou Tigermed Consulting Co. Ltd., Class A	6,600	84,745
Hangzhou Tigermed Consulting Co. Ltd., Class H(b)	15,900	153,294
Hansoh Pharmaceutical Group Co. Ltd.(b)	144,000	259,036
Henan Shuanghui Investment & Development Co. Ltd., Class A	31,056	131,601
Hengan International Group Co. Ltd.	82,000	406,018
Hengli Petrochemical Co. Ltd., Class A	57,600	202,799
Hengyi Petrochemical Co. Ltd., Class A	57,690	92,029
Hesteel Co. Ltd., Class A	188,600	66,295
Hithink RoyalFlush Information Network Co. Ltd., Class A	6,000	76,456
Hongfa Technology Co. Ltd., Class A	11,200	88,536
Hopson Development Holdings Ltd.	92,300	150,360
Hoshine Silicon Industry Co. Ltd., Class A	3,700	51,613
Hua Hong Semiconductor Ltd.(a)(b)	72,000	273,534
Huabao International Holdings Ltd.	3,000	1,613
Huadian Power International Corp. Ltd., Class A	98,400	57,935
Huadong Medicine Co. Ltd., Class A	18,172	105,233
Huaneng Power International Inc., Class A	68,200	75,500
Huaneng Power International Inc., Class H	416,000	211,167
Huatai Securities Co. Ltd., Class A	55,100	109,663
Huatai Securities Co. Ltd., Class H(b)	175,200	245,206
Huaxi Securities Co. Ltd., Class A	65,000	68,500
Huaxia Bank Co. Ltd., Class A	96,100	76,549
Huayu Automotive Systems Co. Ltd., Class A	31,700	104,481
Huazhu Group Ltd., ADR	22,815	741,488
Huizhou Desay Sv Automotive Co. Ltd., Class A	4,100	77,910
Hunan Valin Steel Co. Ltd., Class A	74,000	59,207
Hundsun Technologies Inc., Class A	18,112	108,463
Hutchmed China Ltd., ADR(a)	11,943	125,640
Hygeia Healthcare Holdings Co. Ltd.(b)	45,800	254,245
Iflytek Co. Ltd., Class A	22,700	123,309
Imeik Technology Development Co. Ltd., Class A	2,000	161,436
Industrial & Commercial Bank of China Ltd., Class A	487,300	340,079
Industrial & Commercial Bank of China Ltd., Class H	6,974,000	4,176,173
Industrial Bank Co. Ltd., Class A	163,200	479,482
Industrial Securities Co. Ltd., Class A	84,000	77,675
Ingenic Semiconductor Co. Ltd., Class A	3,600	50,154
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	401,300	120,396
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	89,400	57,850
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	55,100	312,983
Inner Mongolia Yitai Coal Co. Ltd., Class B	134,400	223,776
Innovent Biologics Inc.(a)(b)	128,000	396,423
iQIYI Inc., ADR(a)(c)	42,616	174,726
JA Solar Technology Co. Ltd., Class A	14,900	208,189
JCET Group Co. Ltd., Class A	13,300	48,215
JD Health International Inc.(a)(b)(c)	137,050	869,897
JD.com Inc., Class A	249,794	7,016,804
Security	Shares	Value

China (continued)
Jiangsu Eastern Shenghong Co. Ltd., Class A	29,500	$69,071
Jiangsu Expressway Co. Ltd., Class H	150,000	154,810
Jiangsu Hengli Hydraulic Co. Ltd., Class A	13,420	107,024
Jiangsu Hengrui Medicine Co. Ltd., Class A	51,376	232,574
Jiangsu King’s Luck Brewery JSC Ltd., Class A	9,300	64,071
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	12,103	298,312
Jiangsu Yangnong Chemical Co. Ltd., Class A	2,300	50,789
Jiangsu Zhongtian Technology Co. Ltd., Class A	30,500	83,715
Jiangxi Copper Co. Ltd., Class A	15,500	41,796
Jiangxi Copper Co. Ltd., Class H	112,000	181,258
Jinke Properties Group Co. Ltd., Class A	61,600	28,907
Jinxin Fertility Group Ltd.(a)(b)	174,000	136,506
JiuGui Liquor Co. Ltd., Class A	2,400	56,438
Jiumaojiu International Holdings Ltd.(b)(c)	100,000	234,392
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	38,929	69,275
Jointown Pharmaceutical Group Co. Ltd., Class A	31,000	54,906
JOYY Inc., ADR	7,267	308,048
Kanzhun Ltd., ADR(a)	9,905	200,279
KE Holdings Inc., ADR(a)	39,454	528,684
Kingboard Holdings Ltd.	93,000	444,949
Kingdee International Software Group Co. Ltd.(a)	344,000	677,431
Kingsoft Corp. Ltd.	107,200	358,885
Kuaishou Technology(a)(b)	215,200	2,083,610
Kunlun Energy Co. Ltd.	522,000	447,397
Kweichow Moutai Co. Ltd., Class A	9,618	2,592,345
LB Group Co. Ltd., Class A	25,700	72,907
Legend Biotech Corp., ADR(a)	5,471	231,369
Lenovo Group Ltd.	960,000	945,896
Lens Technology Co. Ltd., Class A	57,100	90,048
Lepu Medical Technology Beijing Co. Ltd., Class A	24,500	64,763
Li Auto Inc., ADR(a)(c)	68,429	1,715,515
Li Ning Co. Ltd.	293,500	2,289,938
Logan Group Co. Ltd.(d)	188,000	49,616
Longfor Group Holdings Ltd.(b)	235,500	1,171,896
LONGi Green Energy Technology Co. Ltd., Class A	44,540	524,654
Lufax Holding Ltd., ADR	105,216	661,809
Luxshare Precision Industry Co. Ltd., Class A	57,141	288,761
Luzhou Laojiao Co. Ltd., Class A	11,700	375,067
Mango Excellent Media Co. Ltd., Class A	16,700	90,358
Maxscend Microelectronics Co. Ltd., Class A	3,200	92,710
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	54,184	41,444
Meituan, Class B(a)(b)	508,000	11,920,272
Metallurgical Corp. of China Ltd., Class A	201,600	106,426
Microport Scientific Corp.	84,000	166,366
Ming Yang Smart Energy Group Ltd., Class A	15,700	59,855
Ming Yuan Cloud Group Holdings Ltd.	81,000	99,976
Minth Group Ltd.	96,000	248,590
MMG Ltd.(a)	404,000	171,204
Montage Technology Co. Ltd., Class A	8,400	80,860
Muyuan Foods Co. Ltd., Class A	42,811	327,680
NARI Technology Co. Ltd., Class A	41,840	214,061
National Silicon Industry Group Co. Ltd., Class A(a)	16,800	56,323
NAURA Technology Group Co. Ltd., Class A	4,600	185,208
NavInfo Co. Ltd., Class A(a)	33,727	66,341
NetEase Inc.	259,700	5,431,344
New China Life Insurance Co. Ltd., Class A	19,200	80,872
New China Life Insurance Co. Ltd., Class H	82,100	214,810
New Hope Liuhe Co. Ltd., Class A(a)	44,900	95,836

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
New Oriental Education & Technology Group Inc., ADR(a)(c)	20,106	$262,584
Ninestar Corp., Class A	10,600	69,426
Ningbo Deye Technology Co. Ltd., NVS	1,500	45,842
Ningbo Shanshan Co. Ltd.	16,000	54,696
Ningbo Tuopu Group Co. Ltd., Class A	8,200	71,860
Ningxia Baofeng Energy Group Co. Ltd., Class A	45,500	106,057
NIO Inc., ADR(a)(c)	163,846	2,849,282
Nongfu Spring Co. Ltd., Class H(b)	229,400	1,277,216
OFILM Group Co. Ltd., Class A(a)	50,700	43,398
Oppein Home Group Inc., Class A	3,800	68,083
Orient Securities Co. Ltd., Class A	75,944	105,825
Ovctek China Inc., Class A	9,800	67,408
People’s Insurance Co. Group of China Ltd. (The), Class H	963,000	302,958
Perfect World Co. Ltd., Class A	19,796	40,281
PetroChina Co. Ltd., Class A	163,200	136,611
PetroChina Co. Ltd., Class H	2,532,000	1,333,345
Pharmaron Beijing Co. Ltd., Class A	6,600	117,749
Pharmaron Beijing Co. Ltd., Class H(b)	16,600	200,196
PICC Property & Casualty Co. Ltd., Class H	856,740	829,630
Pinduoduo Inc., ADR(a)	54,651	2,751,678
Ping An Bank Co. Ltd., Class A	149,936	317,040
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	60,200	161,883
Ping An Insurance Group Co. of China Ltd., Class A	86,900	573,915
Ping An Insurance Group Co. of China Ltd., Class H	800,500	5,125,463
Poly Developments and Holdings Group Co. Ltd., Class A	99,800	231,255
Pop Mart International Group Ltd.(b)	57,600	222,041
Postal Savings Bank of China Co. Ltd., Class A	230,400	181,252
Postal Savings Bank of China Co. Ltd., Class H(b)	983,000	730,102
Power Construction Corp. of China Ltd., Class A	132,900	154,996
RLX Technology Inc., ADR(a)	62,934	124,609
Rongsheng Petrochemical Co. Ltd., Class A	91,928	219,279
SAIC Motor Corp. Ltd., Class A	68,222	175,289
Sany Heavy Equipment International Holdings Co. Ltd.	159,000	160,018
Sany Heavy Industry Co. Ltd., Class A	76,200	192,806
Satellite Chemical Co. Ltd., Class A	12,800	75,471
SDIC Capital Co. Ltd., Class A	94,928	87,215
SDIC Power Holdings Co. Ltd., Class A	77,509	119,918
Seazen Group Ltd.	220,000	93,207
Seazen Holdings Co. Ltd., Class A	21,700	78,781
SF Holding Co. Ltd., Class A	38,700	300,121
SG Micro Corp., Class A	1,800	77,503
Shaanxi Coal Industry Co. Ltd., Class A	72,273	205,381
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	8,553	24,935
Shandong Gold Mining Co. Ltd., Class A	38,560	105,599
Shandong Gold Mining Co. Ltd., Class H(b)	71,000	125,682
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	15,800	70,439
Shandong Linglong Tyre Co. Ltd., Class A	16,605	52,818
Shandong Nanshan Aluminum Co. Ltd., Class A	143,200	75,773
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	330,400	366,529
Shanghai Baosight Software Co. Ltd., Class A	8,500	66,251
Shanghai Baosight Software Co. Ltd., Class B	50,600	197,701
Shanghai Electric Group Co. Ltd., Class A	171,400	104,280
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	19,200	125,844
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	60,500	254,602
Shanghai International Airport Co. Ltd., Class A(a)	10,300	77,571
Shanghai International Port Group Co. Ltd., Class A	110,900	103,584
Shanghai Jinjiang International Hotels Co. Ltd., Class A	10,456	84,328
Security	Shares	Value

China (continued)
Shanghai Junshi Biosciences Co. Ltd., Class A(a)	3,027	$38,307
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	193,916	180,132
Shanghai M&G Stationery Inc., Class A	6,900	53,521
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	28,800	77,543
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	79,200	128,952
Shanghai Pudong Development Bank Co. Ltd., Class A	237,600	282,375
Shanghai Putailai New Energy Technology Co. Ltd., Class A	5,200	99,909
Shanxi Coking Coal Energy Group Co. Ltd., Class A	47,580	101,710
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	37,800	90,204
Shanxi Meijin Energy Co. Ltd., Class A(a)	51,200	88,503
Shanxi Securities Co. Ltd., Class A	85,030	65,836
Shanxi Taigang Stainless Steel Co. Ltd., Class A	64,300	55,465
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	10,120	411,316
Shennan Circuits Co. Ltd., Class A	3,800	52,433
Shenwan Hongyuan Group Co. Ltd., Class A	216,500	131,090
Shenzhen Dynanonic Co. Ltd.	1,200	53,427
Shenzhen Energy Group Co. Ltd., Class A	48,820	46,109
Shenzhen Goodix Technology Co. Ltd., Class A	5,800	49,998
Shenzhen Inovance Technology Co. Ltd., Class A	19,650	179,563
Shenzhen International Holdings Ltd.	138,000	132,883
Shenzhen Kangtai Biological Products Co. Ltd., Class A	6,700	62,525
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	9,800	442,536
Shenzhen Overseas Chinese Town Co. Ltd., Class A	85,800	73,448
Shenzhen Transsion Holding Co. Ltd., Class A	4,974	65,533
Shenzhou International Group Holdings Ltd.(c)	107,800	1,479,968
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	23,620	77,171
Shimao Group Holdings Ltd.(d)	151,000	75,296
Shimao Services Holdings Ltd.(b)(d)	76,000	36,324
Sichuan Chuantou Energy Co. Ltd., Class A	53,400	96,199
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	29,900	79,614
Sichuan Road & Bridge Co. Ltd., Class A	35,600	56,689
Sichuan Swellfun Co. Ltd., Class A	3,700	41,834
Sino Biopharmaceutical Ltd.	1,250,250	700,940
Sinolink Securities Co. Ltd., Class A	45,200	55,427
Sinopharm Group Co. Ltd., Class H	167,200	413,558
Sinotruk Hong Kong Ltd.	97,000	137,572
Smoore International Holdings Ltd.(b)	234,000	572,308
Songcheng Performance Development Co. Ltd., Class A	33,200	63,461
SooChow Securities Co. Ltd., Class A	57,436	55,509
StarPower Semiconductor Ltd., Class A	1,300	74,197
Sunac China Holdings Ltd.(d)	432,000	223,215
Sungrow Power Supply Co. Ltd., Class A	12,500	149,313
Sunny Optical Technology Group Co. Ltd.	84,000	1,325,666
Sunwoda Electronic Co. Ltd., Class A	20,400	81,546
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	23,000	64,727
Suzhou Maxwell Technologies Co. Ltd., Class A	1,300	73,416
TAL Education Group, ADR(a)	53,280	218,448
TBEA Co. Ltd., Class A	35,500	119,246
TCL Technology Group Corp., Class A	152,200	103,281
Tencent Holdings Ltd.	777,600	35,550,599
Tencent Music Entertainment Group, ADR(a)	87,583	366,097
Thunder Software Technology Co. Ltd., Class A	3,200	52,526
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	24,100	156,702
Tianma Microelectronics Co. Ltd., Class A	19,200	27,073
Tingyi Cayman Islands Holding Corp.	264,000	466,698

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Toly Bread Co. Ltd., Class A	27,452	$62,714
Tongcheng Travel Holdings Ltd.(a)	138,000	264,579
Tongling Nonferrous Metals Group Co. Ltd., Class A	134,000	64,517
Tongwei Co. Ltd., Class A	38,300	258,027
Topsports International Holdings Ltd.(b)	204,000	150,774
Transfar Zhilian Co. Ltd., Class A	60,555	57,070
TravelSky Technology Ltd., Class H	129,000	209,817
Trina Solar Co. Ltd.	19,200	182,800
Trip.com Group Ltd., ADR(a)(c)	67,509	1,489,249
Tsingtao Brewery Co. Ltd., Class A	9,400	130,196
Tsingtao Brewery Co. Ltd., Class H	64,000	551,947
Unigroup Guoxin Microelectronics Co. Ltd., Class A	6,200	164,539
Uni-President China Holdings Ltd.	203,000	163,642
Unisplendour Corp. Ltd., Class A	28,880	76,829
Vipshop Holdings Ltd., ADR(a)	58,394	543,064
Walvax Biotechnology Co. Ltd., Class A	14,600	101,518
Wanhua Chemical Group Co. Ltd., Class A	26,900	338,007
Want Want China Holdings Ltd.	662,000	658,795
Weibo Corp., ADR(a)(c)	8,283	182,226
Weichai Power Co. Ltd., Class A	76,024	137,316
Weichai Power Co. Ltd., Class H	230,200	355,023
Wens Foodstuffs Group Co. Ltd., Class A(a)	65,660	177,588
Western Securities Co. Ltd., Class A	33,500	30,967
Wharf Holdings Ltd. (The)	182,000	608,560
Will Semiconductor Co. Ltd. Shanghai, Class A	7,800	191,016
Wingtech Technology Co. Ltd., Class A	12,300	116,733
Winning Health Technology Group Co. Ltd., Class A	35,000	44,125
Wuhan Guide Infrared Co. Ltd., Class A	32,989	57,296
Wuliangye Yibin Co. Ltd., Class A	31,000	793,160
WuXi AppTec Co. Ltd., Class A	19,204	273,303
WuXi AppTec Co. Ltd., Class H(b)	38,496	475,775
Wuxi Biologics Cayman Inc., New(a)(b)(c)	455,000	3,364,547
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	10,620	76,645
XCMG Construction Machinery Co. Ltd., Class A	124,300	98,433
Xiamen C & D Inc., Class A	21,500	42,773
Xiamen Faratronic Co. Ltd.	1,700	44,655
Xiaomi Corp., Class B(a)(b)	1,901,800	2,934,827
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	25,902	47,777
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	96,162	157,305
Xinyi Solar Holdings Ltd.	638,000	1,132,450
XPeng Inc., ADR(a)(c)	52,615	1,236,453
Xtep International Holdings Ltd.	144,000	207,361
Yadea Group Holdings Ltd.(b)	162,000	263,003
Yankuang Energy Group Co. Ltd., Class A	27,500	159,179
Yankuang Energy Group Co. Ltd., Class H	190,000	624,165
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	12,600	75,632
Yealink Network Technology Corp. Ltd., Class A	6,700	74,211
Yihai International Holding Ltd.(c)	65,000	201,468
Yihai Kerry Arawana Holdings Co. Ltd., Class A	10,800	73,418
Yonghui Superstores Co. Ltd., Class A	68,000	44,625
YongXing Special Materials Technology Co. Ltd., Class A	3,000	53,969
Yonyou Network Technology Co. Ltd., Class A	32,018	92,476
YTO Express Group Co. Ltd., Class A	21,300	64,996
Yuexiu Property Co. Ltd.	185,600	201,568
Yum China Holdings Inc.	52,760	2,398,470
Yunda Holding Co. Ltd., Class A	32,480	88,032
Yunnan Baiyao Group Co. Ltd., Class A	16,380	138,248
Yunnan Botanee Bio-Technology Group Co. Ltd.	2,100	59,771
Security	Shares	Value

China (continued)
Yunnan Energy New Material Co. Ltd., Class A	8,200	$266,362
Zai Lab Ltd., ADR(a)(c)	10,894	317,015
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	5,100	235,875
Zhaojin Mining Industry Co. Ltd., Class H	144,000	125,334
Zhejiang Chint Electrics Co. Ltd., Class A	20,400	111,531
Zhejiang Dahua Technology Co. Ltd., Class A	41,800	100,801
Zhejiang Expressway Co. Ltd., Class H	224,000	197,694
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	11,200	32,633
Zhejiang Huayou Cobalt Co. Ltd., Class A	10,800	152,077
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	9,600	79,315
Zhejiang Longsheng Group Co. Ltd., Class A	53,939	86,046
Zhejiang NHU Co. Ltd., Class A	36,960	114,881
Zhejiang Semir Garment Co. Ltd., Class A	62,700	54,181
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	86,400	288,968
Zhongsheng Group Holdings Ltd.	79,000	560,259
Zhuzhou CRRC Times Electric Co. Ltd.	63,400	271,191
Zijin Mining Group Co. Ltd., Class A	182,400	272,934
Zijin Mining Group Co. Ltd., Class H	730,000	986,010
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	109,000	96,538
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	96,000	59,114
ZTE Corp., Class A	28,400	103,178
ZTE Corp., Class H	104,160	229,372
ZTO Express Cayman Inc., ADR	52,627	1,417,771
		268,824,075
Hong Kong — 0.2%
Alibaba Pictures Group Ltd.(a)	1,510,000	132,776
Kingboard Laminates Holdings Ltd.	145,000	243,196
Nine Dragons Paper Holdings Ltd.	138,000	123,874
Orient Overseas International Ltd.	13,500	414,606
Vinda International Holdings Ltd.	48,000	120,257
		1,034,709
India — 16.1%
ACC Ltd.	10,291	289,910
Adani Enterprises Ltd.	35,460	984,401
Adani Green Energy Ltd.(a)	41,317	1,000,792
Adani Ports & Special Economic Zone Ltd.	62,754	594,946
Adani Power Ltd.(a)	80,236	331,579
Adani Total Gas Ltd.	34,663	1,070,844
Adani Transmission Ltd.(a)	34,645	912,950
Ambuja Cements Ltd.	77,272	366,029
Apollo Hospitals Enterprise Ltd.	12,470	636,606
Asian Paints Ltd.	49,018	1,791,593
AU Small Finance Bank Ltd.(a)(b)	9,504	153,187
Aurobindo Pharma Ltd.	30,216	206,212
Avenue Supermarts Ltd.(a)(b)	20,919	1,065,917
Axis Bank Ltd.(a)	282,358	2,477,791
Bajaj Auto Ltd.	8,536	422,572
Bajaj Finance Ltd.	33,736	2,623,394
Bajaj Finserv Ltd.	4,789	792,673
Balkrishna Industries Ltd.	10,195	305,121
Bandhan Bank Ltd.(b)	82,880	345,331
Berger Paints India Ltd.	37,124	291,984
Bharat Electronics Ltd.	154,553	465,951
Bharat Forge Ltd.	31,885	287,720
Bharat Petroleum Corp. Ltd.	102,432	429,228

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Bharti Airtel Ltd.(a)	277,086	$2,490,775
Biocon Ltd.(a)	55,122	236,306
Britannia Industries Ltd.	13,637	637,378
Cholamandalam Investment and Finance Co. Ltd.	49,899	434,309
Cipla Ltd.	58,752	749,998
Coal India Ltd.	183,427	456,058
Colgate-Palmolive India Ltd.	14,004	292,653
Container Corp. of India Ltd.	34,167	285,466
Dabur India Ltd.	74,820	499,195
Divi’s Laboratories Ltd.	16,353	753,788
DLF Ltd.	75,381	333,160
Dr. Reddy’s Laboratories Ltd.	14,143	792,483
Eicher Motors Ltd.	17,000	605,911
GAIL India Ltd.	199,967	378,706
Godrej Consumer Products Ltd.(a)	50,864	502,228
Godrej Properties Ltd.(a)	15,977	287,255
Grasim Industries Ltd.	34,004	621,929
Havells India Ltd.	31,967	492,559
HCL Technologies Ltd.	134,238	1,790,145
HDFC Life Insurance Co. Ltd.(b)	117,702	904,599
Hero MotoCorp Ltd.	14,168	502,987
Hindalco Industries Ltd.	172,032	935,487
Hindustan Petroleum Corp. Ltd.	71,520	209,527
Hindustan Unilever Ltd.	102,296	3,079,896
Housing Development Finance Corp. Ltd.	215,648	6,347,978
ICICI Bank Ltd.	643,104	6,193,317
ICICI Lombard General Insurance Co. Ltd.(b)	28,066	456,270
ICICI Prudential Life Insurance Co. Ltd.(b)	48,500	323,528
Indian Oil Corp. Ltd.	210,336	313,870
Indian Railway Catering & Tourism Corp. Ltd.	28,986	256,505
Indraprastha Gas Ltd.	36,041	174,696
Indus Towers Ltd.	79,257	204,718
Info Edge India Ltd.	9,140	488,105
Infosys Ltd.	420,025	8,105,213
InterGlobe Aviation Ltd.(a)(b)	11,920	280,338
ITC Ltd.	368,402	1,279,455
Jindal Steel & Power Ltd.	51,072	248,564
JSW Steel Ltd.	94,550	669,880
Jubilant Foodworks Ltd.	44,639	315,440
Kotak Mahindra Bank Ltd.	70,205	1,655,717
Larsen & Toubro Infotech Ltd.(b)	6,322	344,681
Larsen & Toubro Ltd.	85,356	1,807,430
Lupin Ltd.	27,014	214,879
Mahindra & Mahindra Ltd.	108,493	1,435,515
Marico Ltd.	66,686	456,586
Maruti Suzuki India Ltd.	15,264	1,555,439
Mindtree Ltd.	7,514	293,832
Mphasis Ltd.	9,779	325,465
MRF Ltd.	211	210,731
Muthoot Finance Ltd.	15,779	231,326
Nestle India Ltd.	4,188	951,110
NTPC Ltd.	488,043	978,958
Oil & Natural Gas Corp. Ltd.	303,360	591,611
Page Industries Ltd.	713	413,567
Petronet LNG Ltd.	103,040	300,890
PI Industries Ltd.	9,463	335,149
Pidilite Industries Ltd.	19,692	566,941
Piramal Enterprises Ltd.	15,587	378,521
Power Grid Corp. of India Ltd.	389,857	1,164,374
Reliance Industries Ltd.	379,260	12,776,685
Security	Shares	Value

India (continued)
Samvardhana Motherson International Ltd.	143,619	$240,201
SBI Cards & Payment Services Ltd.	28,584	286,035
SBI Life Insurance Co. Ltd.(b)	56,422	847,186
Shree Cement Ltd.	1,446	409,963
Shriram Transport Finance Co. Ltd.	24,306	365,963
Siemens Ltd.	9,139	285,307
SRF Ltd.	18,190	573,519
State Bank of India	221,939	1,327,376
Sun Pharmaceutical Industries Ltd.	117,626	1,300,908
Tata Consultancy Services Ltd.	115,432	4,977,630
Tata Consumer Products Ltd.	72,846	709,689
Tata Elxsi Ltd.	3,971	428,683
Tata Motors Ltd.(a)	205,582	1,170,098
Tata Power Co. Ltd. (The)	181,446	546,398
Tata Steel Ltd.	91,274	1,239,709
Tech Mahindra Ltd.	72,842	1,101,313
Titan Co. Ltd.	43,810	1,245,214
Torrent Pharmaceuticals Ltd.	5,993	217,970
Trent Ltd.	23,413	337,464
UltraTech Cement Ltd.	12,643	985,343
United Spirits Ltd.(a)	37,897	393,465
UPL Ltd.	67,258	673,593
Vedanta Ltd.	95,765	396,522
Wipro Ltd.	166,595	1,012,443
Yes Bank Ltd.(a)	1,420,161	239,628
Zomato Ltd.(a)	187,590	179,423
		110,257,856
Indonesia — 2.4%
Adaro Energy Indonesia Tbk PT	1,890,400	424,275
Adaro Minerals Indonesia Tbk PT(a)	1,008,000	154,162
Aneka Tambang Tbk	1,123,500	192,663
Astra International Tbk PT	2,476,400	1,245,694
Bank Central Asia Tbk PT	6,844,800	3,621,591
Bank Jago Tbk PT(a)	499,200	320,267
Bank Mandiri Persero Tbk PT	2,300,400	1,342,113
Bank Negara Indonesia Persero Tbk PT	962,700	604,828
Bank Rakyat Indonesia Persero Tbk PT	8,485,977	2,688,154
Barito Pacific Tbk PT	3,963,900	226,724
Charoen Pokphand Indonesia Tbk PT	918,600	340,278
Gudang Garam Tbk PT	60,600	130,917
Indah Kiat Pulp & Paper Tbk PT	337,600	190,900
Indocement Tunggal Prakarsa Tbk PT	7,700	5,132
Indofood CBP Sukses Makmur Tbk PT	316,900	186,116
Indofood Sukses Makmur Tbk PT	551,900	249,426
Kalbe Farma Tbk PT	2,527,400	290,218
Merdeka Copper Gold Tbk PT(a)	1,504,266	560,350
Sarana Menara Nusantara Tbk PT	2,913,400	199,714
Semen Indonesia Persero Tbk PT	389,500	194,722
Sumber Alfaria Trijaya Tbk PT	1,995,300	249,053
Telkom Indonesia Persero Tbk PT	6,124,400	1,808,116
Tower Bersama Infrastructure Tbk PT	1,073,000	216,515
Unilever Indonesia Tbk PT	1,037,900	336,238
United Tractors Tbk PT	207,900	447,352
Vale Indonesia Tbk PT	309,700	174,699
		16,400,217
Malaysia — 1.9%
AMMB Holdings Bhd(a)	254,300	210,906
Axiata Group Bhd	339,700	249,009
CIMB Group Holdings Bhd	811,700	953,001

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
Dialog Group Bhd	506,578	$280,475
DiGi.Com Bhd	431,500	347,581
Fraser & Neave Holdings Bhd	11,200	49,675
Genting Bhd	223,300	242,124
Genting Malaysia Bhd	378,600	258,848
HAP Seng Consolidated Bhd	110,700	209,846
Hartalega Holdings Bhd	224,500	215,348
Hong Leong Bank Bhd	78,000	374,937
Hong Leong Financial Group Bhd	43,900	202,330
IHH Healthcare Bhd	226,200	345,727
Inari Amertron Bhd	249,400	159,361
IOI Corp. Bhd(c)	315,100	309,451
Kuala Lumpur Kepong Bhd	61,700	360,181
Malayan Banking Bhd	570,600	1,185,012
Malaysia Airports Holdings Bhd(a)(c)	95,156	142,599
Maxis Bhd	296,300	256,518
MISC Bhd	128,500	210,425
MR DIY Group M Bhd(b)	211,200	156,766
Nestle Malaysia Bhd	8,800	270,924
Petronas Chemicals Group Bhd	292,000	683,729
Petronas Dagangan Bhd	42,700	220,066
Petronas Gas Bhd	91,100	359,666
PPB Group Bhd	76,280	289,545
Press Metal Aluminium Holdings Bhd	461,100	582,640
Public Bank Bhd	1,821,450	1,967,478
QL Resources Bhd	212,050	248,445
RHB Bank Bhd	190,862	264,418
Sime Darby Bhd	301,300	150,644
Sime Darby Plantation Bhd	252,300	289,344
Telekom Malaysia Bhd	169,100	207,048
Tenaga Nasional Bhd	283,000	591,401
Top Glove Corp. Bhd	688,500	220,144
Westports Holdings Bhd	2,800	2,206
		13,067,818
Philippines — 1.0%
Aboitiz Equity Ventures Inc.	234,890	237,636
AC Energy Corp.	971,240	132,313
Ayala Corp.	31,100	413,272
Ayala Land Inc.	924,360	521,451
Bank of the Philippine Islands	201,542	380,290
BDO Unibank Inc.	255,919	651,060
Converge Information and Communications Technology
Solutions Inc.(a)	268,800	135,971
Globe Telecom Inc.	3,415	157,925
GT Capital Holdings Inc.	11,240	107,629
International Container Terminal Services Inc.	129,100	534,367
JG Summit Holdings Inc.	397,045	411,925
Jollibee Foods Corp.	53,910	215,409
Manila Electric Co.	29,120	207,389
Metro Pacific Investments Corp.	1,649,400	115,748
Metropolitan Bank & Trust Co.	246,292	258,063
Monde Nissin Corp.(a)(b)	764,800	216,064
PLDT Inc.	10,340	375,013
SM Investments Corp.	31,164	510,073
SM Prime Holdings Inc.	1,352,550	951,494
Universal Robina Corp.	115,930	238,668
		6,771,760
Singapore — 0.0%
BOC Aviation Ltd.(b)	27,600	227,645
Security	Shares	Value

South Korea — 15.3%
Alteogen Inc.(a)	4,307	$199,731
Amorepacific Corp.	3,749	493,886
AMOREPACIFIC Group	4,164	154,541
BGF retail Co. Ltd.	1,055	155,872
Celltrion Healthcare Co. Ltd.	10,576	526,560
Celltrion Inc.	12,461	1,611,253
Celltrion Pharm Inc.(a)	2,202	144,975
Cheil Worldwide Inc.	10,113	211,928
CJ CheilJedang Corp.	1,098	347,852
CJ Corp.	1,823	125,348
CJ ENM Co. Ltd.	1,451	138,906
CJ Logistics Corp.(a)	934	97,498
Coway Co. Ltd.	7,516	432,469
DB Insurance Co. Ltd.	5,434	284,195
Doosan Bobcat Inc.	6,357	194,292
Doosan Enerbility Co. Ltd.(a)	50,204	837,400
Ecopro BM Co. Ltd.	1,454	591,325
E-MART Inc.	2,431	226,923
F&F Co. Ltd./New	2,192	257,038
Green Cross Corp.	713	110,356
GS Engineering & Construction Corp.	7,723	247,451
GS Holdings Corp.	5,907	215,924
Hana Financial Group Inc.	37,491	1,499,389
Hankook Tire & Technology Co. Ltd.	9,450	271,111
Hanmi Pharm Co. Ltd.	917	228,629
Hanon Systems	23,029	212,060
Hanwha Solutions Corp.(a)	12,763	400,688
HD Hyundai Co. Ltd.	6,248	314,642
HLB Inc.(a)	12,271	448,828
HMM Co. Ltd.	33,046	863,911
Hotel Shilla Co. Ltd.	4,323	271,220
HYBE Co. Ltd.(a)	1,980	368,154
Hyundai Engineering & Construction Co. Ltd.	10,089	351,658
Hyundai Glovis Co. Ltd.	2,260	385,632
Hyundai Heavy Industries Co. Ltd.(a)	2,112	203,143
Hyundai Mobis Co. Ltd.	7,509	1,319,009
Hyundai Motor Co.	17,313	2,638,154
Hyundai Steel Co.	10,779	357,676
Iljin Materials Co. Ltd.	2,683	194,589
Industrial Bank of Korea	31,104	282,844
Kakao Corp.	39,100	2,670,502
Kakao Games Corp.(a)	4,543	227,894
KakaoBank Corp.(a)	14,765	482,633
Kangwon Land Inc.(a)	12,060	273,345
KB Financial Group Inc.	49,087	2,399,052
Kia Corp.	32,850	2,266,193
Korea Aerospace Industries Ltd.	9,381	397,133
Korea Electric Power Corp.(a)	31,645	596,267
Korea Investment Holdings Co. Ltd.	4,649	267,972
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	5,141	378,591
Korea Zinc Co. Ltd.	1,178	564,069
Korean Air Lines Co. Ltd.(a)	21,146	496,050
Krafton Inc.(a)	3,013	626,875
KT&G Corp.	13,733	942,301
Kumho Petrochemical Co. Ltd.	2,547	328,252
L&F Co. Ltd.(a)	2,820	590,510
LG Chem Ltd.	6,308	2,964,946
LG Corp.	11,835	763,338
LG Display Co. Ltd.	27,144	379,722
LG Electronics Inc.	13,169	1,110,752

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
LG Energy Solution(a)	2,674	$959,411
LG Household & Health Care Ltd.	1,107	653,751
LG Innotek Co. Ltd.	1,788	552,541
LG Uplus Corp.	24,480	273,679
Lotte Chemical Corp.	1,920	316,166
Lotte Shopping Co. Ltd.	1,924	157,359
Meritz Financial Group Inc.	3,840	101,250
Meritz Fire & Marine Insurance Co. Ltd.	4,704	146,655
Meritz Securities Co. Ltd.	37,563	184,067
Mirae Asset Securities Co. Ltd.	31,970	209,857
NAVER Corp.	16,315	3,777,730
NCSoft Corp.	2,032	743,925
Netmarble Corp.(b)	2,816	188,869
NH Investment & Securities Co. Ltd.	19,553	170,168
Orion Corp./Republic of Korea	3,038	238,341
Pan Ocean Co. Ltd.	36,450	222,993
Pearl Abyss Corp.(a)	3,765	191,547
POSCO Chemical Co. Ltd.	3,474	364,580
POSCO Holdings Inc.	9,834	2,285,809
S-1 Corp.	2,867	166,173
Samsung Biologics Co. Ltd.(a)(b)	2,214	1,510,982
Samsung C&T Corp.	10,467	1,019,156
Samsung Electro-Mechanics Co. Ltd.	6,704	833,000
Samsung Electronics Co. Ltd.	596,544	32,438,834
Samsung Engineering Co. Ltd.(a)	20,085	397,094
Samsung Fire & Marine Insurance Co. Ltd.	3,783	606,030
Samsung Heavy Industries Co. Ltd.(a)	76,832	367,171
Samsung Life Insurance Co. Ltd.	9,412	516,581
Samsung SDI Co. Ltd.	6,867	3,175,575
Samsung SDS Co. Ltd.	4,384	524,227
Samsung Securities Co. Ltd.	7,377	235,474
SD Biosensor Inc.	4,658	187,717
Seegene Inc.	4,779	171,400
Shinhan Financial Group Co. Ltd.	55,815	1,942,986
SK Biopharmaceuticals Co. Ltd.(a)	4,277	298,924
SK Bioscience Co. Ltd.(a)	2,686	293,116
SK Chemicals Co. Ltd.	1,808	187,706
SK Hynix Inc.	67,359	5,838,222
SK IE Technology Co. Ltd.(a)(b)	3,059	310,589
SK Inc.	4,702	938,176
SK Innovation Co. Ltd.(a)	6,860	1,188,458
SK Square Co. Ltd.(a)	12,601	478,193
SK Telecom Co. Ltd.	3,197	147,208
SKC Co. Ltd.	2,777	358,763
S-Oil Corp.	5,400	498,380
Woori Financial Group Inc.	62,089	747,811
Yuhan Corp.	6,355	309,355
		104,369,456
Taiwan — 20.1%
Accton Technology Corp.	68,000	538,127
Acer Inc.	386,062	384,524
Advantech Co. Ltd.	49,604	612,154
Airtac International Group	18,161	591,153
ASE Technology Holding Co. Ltd.	419,484	1,493,508
Asia Cement Corp.	247,229	376,961
ASMedia Technology Inc.	4,000	186,118
Asustek Computer Inc.	91,000	1,065,429
AU Optronics Corp.	979,000	601,243
Catcher Technology Co. Ltd.	78,000	439,021
Cathay Financial Holding Co. Ltd.	1,006,624	1,920,044
Security	Shares	Value

Taiwan (continued)
Chailease Holding Co. Ltd.	166,443	$1,280,707
Chang Hwa Commercial Bank Ltd.	619,212	385,391
Cheng Shin Rubber Industry Co. Ltd.	243,776	297,522
China Airlines Ltd.(a)	288,000	268,899
China Development Financial Holding Corp.	1,918,400	1,063,725
China Steel Corp.	1,520,867	1,807,854
Chunghwa Telecom Co. Ltd.	463,000	2,012,246
Compal Electronics Inc.	515,000	406,785
CTBC Financial Holding Co. Ltd.	2,138,265	1,985,657
Delta Electronics Inc.	248,000	2,040,593
E Ink Holdings Inc.	96,000	667,679
E.Sun Financial Holding Co. Ltd.	1,447,974	1,517,442
Eclat Textile Co. Ltd.	25,604	435,527
eMemory Technology Inc.	9,000	472,441
Eva Airways Corp.(a)	288,000	338,357
Evergreen Marine Corp. Taiwan Ltd.	321,867	1,541,617
Far Eastern New Century Corp.	288,460	302,228
Far EasTone Telecommunications Co. Ltd.	161,000	440,760
Feng TAY Enterprise Co. Ltd.	57,564	372,830
First Financial Holding Co. Ltd.	1,307,236	1,226,355
Formosa Chemicals & Fibre Corp.	446,950	1,258,985
Formosa Petrochemical Corp.	135,000	448,958
Formosa Plastics Corp.	485,400	1,750,461
Fubon Financial Holding Co. Ltd.	874,570	1,917,731
Giant Manufacturing Co. Ltd.	42,000	378,772
Globalwafers Co. Ltd.	28,000	600,779
Hon Hai Precision Industry Co. Ltd.	1,583,651	6,140,320
Hotai Motor Co. Ltd.	39,000	843,919
Hua Nan Financial Holdings Co. Ltd.	1,134,941	925,769
Innolux Corp.	1,242,620	592,571
Inventec Corp.	328,980	290,860
Largan Precision Co. Ltd.	13,000	743,996
Lite-On Technology Corp.	280,032	605,806
MediaTek Inc.	193,176	5,973,220
Mega Financial Holding Co. Ltd.	1,372,542	1,823,405
Micro-Star International Co. Ltd.	92,000	424,176
momo.com Inc.	6,000	171,246
Nan Ya Plastics Corp.	576,090	1,685,113
Nan Ya Printed Circuit Board Corp.	31,000	415,406
Nanya Technology Corp.	170,000	387,974
Nien Made Enterprise Co. Ltd.	21,000	227,056
Novatek Microelectronics Corp.	73,000	1,011,216
Parade Technologies Ltd.	10,000	515,794
Pegatron Corp.	240,000	572,754
Pou Chen Corp.	260,000	279,037
Powerchip Semiconductor Manufacturing Corp.	288,000	573,519
President Chain Store Corp.	72,000	681,416
Quanta Computer Inc.	342,000	933,245
Realtek Semiconductor Corp.	58,140	882,426
Ruentex Development Co. Ltd.	147,921	390,848
Shanghai Commercial & Savings Bank Ltd. (The)	472,980	820,708
Shin Kong Financial Holding Co. Ltd.	1,354,033	430,129
Silergy Corp.	10,000	1,027,684
SinoPac Financial Holdings Co. Ltd.	1,315,699	818,669
Synnex Technology International Corp.	179,050	430,808
Taishin Financial Holding Co. Ltd.	1,344,445	826,728
Taiwan Cement Corp.	660,182	967,101
Taiwan Cooperative Financial Holding Co. Ltd.	1,248,510	1,204,715
Taiwan High Speed Rail Corp.	205,000	195,055
Taiwan Mobile Co. Ltd.	191,000	709,744

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Taiwan Semiconductor Manufacturing Co. Ltd.	3,072,000	$58,094,362
Unimicron Technology Corp.	157,000	1,152,319
Uni-President Enterprises Corp.	591,650	1,369,024
United Microelectronics Corp.	1,505,000	2,651,979
Vanguard International Semiconductor Corp.	123,000	451,165
Voltronic Power Technology Corp.	8,000	404,315
Walsin Lihwa Corp.	288,000	467,349
Wan Hai Lines Ltd.	80,000	428,205
Win Semiconductors Corp.	47,000	362,917
Winbond Electronics Corp.	318,000	317,454
Wiwynn Corp.	11,000	346,547
WPG Holdings Ltd.	197,320	357,856
Yageo Corp.	57,151	790,506
Yang Ming Marine Transport Corp.(a)	228,000	968,261
Yuanta Financial Holding Co. Ltd.	1,152,648	962,140
Zhen Ding Technology Holding Ltd.	89,455	369,854
		137,445,269
Thailand — 2.5%
Advanced Info Service PCL, NVDR	149,400	946,401
Airports of Thailand PCL, NVDR(a)	511,000	1,041,039
Asset World Corp. PCL, NVDR	1,036,800	154,520
Bangkok Dusit Medical Services PCL, NVDR	1,316,800	990,618
Bangkok Expressway & Metro PCL, NVDR	1,043,100	278,577
Berli Jucker PCL, NVDR	166,300	176,003
BTS Group Holdings PCL, NVDR	1,097,500	285,130
Bumrungrad Hospital PCL, NVDR	63,200	322,270
Central Pattana PCL, NVDR	249,200	467,273
Central Retail Corp. PCL, NVDR	255,474	283,492
Charoen Pokphand Foods PCL, NVDR	450,500	341,608
CP ALL PCL, NVDR	717,500	1,387,827
Delta Electronics Thailand PCL, NVDR	36,500	366,866
Electricity Generating PCL, NVDR	38,400	201,784
Energy Absolute PCL, NVDR	212,800	556,882
Global Power Synergy PCL, NVDR	96,100	187,002
Gulf Energy Development PCL, NVDR	377,600	534,515
Home Product Center PCL, NVDR	780,949	338,953
Indorama Ventures PCL, NVDR	227,900	326,973
Intouch Holdings PCL, NVDR	135,500	283,099
JMT Network Services PCL, NVDR	57,600	130,450
Krung Thai Bank PCL, NVDR	441,650	194,744
Krungthai Card PCL, NVDR	115,000	205,529
Land & Houses PCL, NVDR	1,100,800	287,862
Minor International PCL, NVDR(a)	404,680	413,396
Muangthai Capital PCL, NVDR	112,000	160,876
Osotspa PCL, NVDR	211,200	214,471
PTT Exploration & Production PCL, NVDR	174,010	856,725
PTT Global Chemical PCL, NVDR	310,600	436,983
PTT Oil & Retail Business PCL, NVDR	406,000	328,373
PTT Public Company Ltd., NVDR	1,226,300	1,365,553
Ratch Group PCL, NVDR	144,600	176,530
SCB X PCL, NVS	113,800	375,786
SCG Packaging PCL, NVDR	187,200	310,091
Siam Cement PCL (The), NVDR	99,200	1,076,559
Srisawad Corp. PCL, NVDR(c)	96,000	155,441
Security	Shares	Value

Thailand (continued)
Thai Oil PCL, NVDR	153,600	$257,904
Thai Union Group PCL, NVDR	348,900	175,165
True Corp. PCL, NVDR	1,506,305	193,372
		16,786,642
Total Common Stocks — 98.9%
(Cost: $633,334,194)		675,185,447

Preferred Stocks

South Korea — 0.8%
Hyundai Motor Co.
Preference Shares, NVS	2,465	185,046
Series 2, Preference Shares, NVS	4,546	336,869
LG Chem Ltd., Preference Shares, NVS	932	218,894
LG Household & Health Care Ltd., Preference Shares, NVS	288	93,792
Samsung Electronics Co. Ltd., Preference Shares, NVS	101,747	4,990,819
		5,825,420
Total Preferred Stocks — 0.8%
(Cost: $6,596,578)		5,825,420

Rights

South Korea — 0.0%
Ecopro BM Co. Ltd. (Expires 06/17/22)(a)	82	10,240

Total Rights — 0.0%
(Cost: $0)		10,240

Short-Term Securities

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(e)(f)(g)	13,403,916	13,403,916

Total Short-Term Securities — 2.0%
(Cost: $13,401,132)		13,403,916

Total Investments in Securities — 101.7%
(Cost: $653,331,904)		694,425,023

Liabilities in Excess of Other Assets — (1.7)%		(11,624,082)
Net Assets — 100.0%		$682,800,941

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
May 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$12,508,212	$901,368	(a)	$—		$(4,769)	$(895)	$13,403,916	13,403,916	$91,172	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	2,400,000	—		(2,400,000	)(a)	—	—	—	—	2,045		—
						$(4,769)	$(895)	$13,403,916		$93,217		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Index	7	06/17/22	$176	$13,740
MSCI Emerging Markets Index	17	06/17/22	904	42,512
				$56,252

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
May 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$34,515,014	$640,190,268	$480,165	$675,185,447
Preferred Stocks	—	5,825,420	—	5,825,420
Rights	10,240	—	—	10,240
Money Market Funds	13,403,916	—	—	13,403,916
	$47,929,170	$646,015,688	$480,165	$694,425,023
Derivative financial instruments(a)
Assets
Futures Contracts	$42,512	$13,740	$—	$56,252

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares